INCOME TAXES (Schedule of domestic and foreign components of Income (loss) before provision for income taxes) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ 17,132,041	$ (1,633,439)
Canadian [Member]
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	6,985,670	(11,678,406)
US Federal [Member]
Income Tax Disclosure [Line Items]
Income (loss) before income taxes	$ 10,146,371	$ 10,044,967